Leases (Details) - USD ($) $ in Thousands			12 Months Ended
	Apr. 30, 2022	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Sep. 30, 2023
Leases (Details) [Line Items]
Lease cost	$ 147	$ 136
Operating lease expenses			$ 987	$ 309
Minimum [Member]
Leases (Details) [Line Items]
Remaining lease term			5 years		5 years
Maximum [Member]
Leases (Details) [Line Items]
Remaining lease term			28 years		28 years
Ireland [Member]
Leases (Details) [Line Items]
Remaining lease term		9 years
United States [Member]
Leases (Details) [Line Items]
Remaining lease term	7 years 6 months
Rakowic acquisition [Member]
Leases (Details) [Line Items]
Lease cost		$ 6	$ 6
Witnica acquisition [Member]
Leases (Details) [Line Items]
Lease cost			335
Zachod acquisition [Member]
Leases (Details) [Line Items]
Lease cost			57
Komorowo acquisition [Member]
Leases (Details) [Line Items]
Lease cost			75
Blue Sky Energy I.B.V. acquisition [Member]
Leases (Details) [Line Items]
Lease cost			$ 83